OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                   	    Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Growth Opportunities Fund
          Schedule of Investments  9/30/09 (unaudited)

Shares                                                            Value

          COMMON STOCKS - 96.5 %
          Energy - 8.1 %
          Coal & Consumable Fuels - 0.6 %
112,872   Alpha Natural Resources, Inc. * (b)                  $3,961,793
          Oil & Gas Equipment And Services - 2.8 %
802,500   Exterran Holdings, Inc. * (b)                        $19,051,350
          Oil & Gas Exploration & Production - 4.7 %
174,400   Cabot Oil & Gas Corp.                                $6,234,800
219,959   Carrizo Oil & Gas, Inc. * (b)                         5,386,796
117,900   Comstock Resources, Inc. *                            4,725,432
271,900   Petrohawk Energy Corp. *                              6,582,699
651,500   Sandridge Energy, Inc. * (b)                          8,443,440
                                                               $31,373,167
          Total Energy                                         $54,386,310
          Materials - 0.6 %
          Diversified Metals & Mining - 0.6 %
402,300   Titanium Metals Corp. (b)                            $3,858,057
          Total Materials                                      $3,858,057
          Capital Goods - 9.1 %
          Aerospace & Defense - 1.4 %
816,700   Hexcel Corp. *                                       $9,343,048
          Construction & Engineering - 2.5 %
264,600   KBR, Inc.                                            $6,162,534
315,931   MYR Group, Inc. *                                     6,662,985
199,766   Tutor Perini Corp. * (b)                              4,255,016
                                                               $17,080,535
          Electrical Component & Equipment - 1.0 %
510,400   Polypore International, Inc. *                       $6,589,264
          Industrial Conglomerates - 0.8 %
209,400   McDermott International, Inc. *                      $5,291,538
          Industrial Machinery - 3.4 %
531,200   Altra Holdings, Inc. *                               $5,944,128
677,700   Flow International Corp. *                            1,755,243
410,800   Kennametal, Inc.                                      10,109,788
454,062   SmartHeat, Inc. * (b)                                 5,389,716
                                                               $23,198,875
          Total Capital Goods                                  $61,503,260
          Commercial Services & Supplies - 5.4 %
          Diversified Support Services - 3.3 %
207,400   Copart, Inc. * (b)                                   $6,887,754
217,300   Healthcare Services Group, Inc.                       3,989,628
1,402,000 Info Group, Inc. *                                    9,828,020
283,343   TechTarget, Inc. *                                    1,615,055
                                                               $22,320,457
          Environmental & Facilities Services - 1.1 %
189,900   Team, Inc. *                                         $3,218,805
139,900   Waste Connections, Inc. *                             4,037,514
                                                               $7,256,319
          Research & Consulting Services - 1.0 %
167,200   CoStar Group, Inc. * (b)                             $6,891,984
          Total Commercial Services & Supplies                 $36,468,760
          Transportation - 1.5 %
          Air Freight & Couriers - 0.8 %
383,100   UTI Worldwide, Inc.                                  $5,547,288
          Airlines - 0.7 %
115,200   Allegiant Travel Co. * (b)                           $4,387,968
          Total Transportation                                 $9,935,256
          Consumer Durables & Apparel - 5.0 %
          Apparel, Accessories & Luxury Goods - 2.8 %
268,000   Fuqi International, Inc. * (b)                       $7,847,040
246,400   The Warnaco Group, Inc. *                             10,807,104
                                                               $18,654,144
          Footwear - 0.5 %
197,700   Skechers U.S.A., Inc. *                              $3,388,578
          Housewares & Specialties - 1.2 %
205,600   Tupperware Brands Corp.                              $8,207,552
          Leisure Products - 0.5 %
845,700   Leapfrog Enterprises, Inc. * (b)                     $3,475,827
          Total Consumer Durables & Apparel                    $33,726,101
          Consumer Services - 3.6 %
          Casinos & Gaming - 1.0 %
152,400   WMS Industries, Inc. *                               $6,790,944
          Education Services - 2.2 %
122,100   American Public Education, Inc. * (b)                $4,241,754
588,579   Grand Canyon Education, Inc. * (b)                    10,494,364
                                                               $14,736,118
          Restaurants - 0.4 %
378,800   McCormick & Schmick's Seafood, Inc. *                $2,818,272
          Total Consumer Services                              $24,345,334
          Retailing - 3.4 %
          Apparel Retail - 1.3 %
150,100   Gymboree Corp. * (b)                                 $7,261,838
200,029   Urban Outfitters, Inc. *                              6,034,875
                                                               $13,296,713
          Computer & Electronics Retail - 0.9 %
218,900   Gamestop Corp. * (b)                                 $5,794,283
          Internet Retail - 1.2 %
48,300    Priceline.com, Inc. * (b)                            $8,009,106
          Total Retailing                                      $27,100,102
          Food, Beverage & Tobacco - 6.0 %
          Packaged Foods & Meats - 6.0 %
282,422   American Italian Pasta Co. * (b)                     $7,676,230
809,900   Chiquita Brands International, Inc. * (b)             13,087,984
763,953   Imperial Sugar Co.                                    9,686,924
692,400   Smart Balance, Inc. *                                 4,251,336
403,000   Smithfield Foods, Inc. * (b)                          5,561,400
                                                               $40,263,874
          Total Food, Beverage & Tobacco                       $40,263,874
          Health Care Equipment & Services - 12.9 %
          Health Care Equipment - 6.4 %
618,600   Abiomed, Inc. * (b)                                  $6,006,606
492,800   ArthroCare Corp. * (b)                                10,048,192
573,722   Cryolife, Inc. *                                      4,572,564
989,244   DexCom, Inc. *                                        7,844,705
62,700    IDEXX Laboratories, Inc. * (b)                        3,135,000
340,700   Insulet Corp. * (b)                                   3,826,061
435,900   MAKO Surgical Corp. *                                 3,818,484
134,700   Thoratec Corp. * (b)                                  4,077,369
                                                               $43,328,981
          Health Care Facilities - 2.3 %
552,400   LCA-Vision, Inc. *                                   $3,872,324
432,300   Psychiatric Solution, Inc. * (b)                      11,568,348
                                                               $15,440,672
          Health Care Services - 1.3 %
112,300   HMS Holdings Corp. *                                 $4,293,229
206,500   Omnicare, Inc.                                        4,650,380
                                                               $8,943,609
          Health Care Supplies - 2.9 %
482,800   Endologix, Inc. *                                    $2,988,532
109,000   Haemonetics Corp. *                                   6,117,080
262,000   Inverness Medical Innovations, Inc. * (b)             10,147,260
                                                               $19,252,872
          Total Health Care Equipment & Services               $86,966,134
          Pharmaceuticals & Biotechnology - 6.6 %
          Biotechnology - 3.9 %
147,400   Advanced Magnetics, Inc. * (b)                       $6,438,432
110,600   Alexion Pharmaceuticals, Inc. * (b)                   4,926,124
308,300   BioMarin Pharmaceutical, Inc. * (b)                   5,574,064
130,800   Myriad Genetics, Inc. *                               3,583,920
784,206   PDL BioPharma, Inc.                                   6,179,543
                                                               $26,702,083
          Life Sciences Tools & Services - 1.6 %
386,500   Bruker Corp. *                                       $4,123,955
479,500   Parexel International Corp. *                         6,516,405
                                                               $10,640,360
          Pharmaceuticals - 1.1 %
1,686,210 Cardiome Pharma Corp. * (b)                          $7,301,289
          Total Pharmaceuticals & Biotechnology                $44,643,732
          Banks - 1.3 %
          Regional Banks - 0.6 %
188,066   Home Bancshares, Inc. *                              $4,122,407
          Thrifts & Mortgage Finance - 0.7 %
608,900   MGIC Investment Corp. * (b)                          $4,511,949
          Total Banks                                          $8,634,356
          Diversified Financials - 1.7 %
          Asset Management & Custody Banks - 0.6 %
430,100   Penson Worldwide, Inc. * (b)                         $4,189,174
          Consumer Finance - 0.5 %
244,198   Ezcorp, Inc. *                                       $3,335,745
          Specialized Finance - 0.6 %
121,000   MSCI, Inc. *                                         $3,584,020
          Total Diversified Financials                         $11,108,939
          Insurance - 1.8 %
          Property & Casualty Insurance - 1.8 %
290,000   Assured Guaranty, Ltd. (b)                           $5,631,800
214,500   Axis Capital Holdings, Ltd.                           6,473,610
                                                               $12,105,410
          Total Insurance                                      $12,105,410
          Software & Services - 18.0 %
          Application Software - 8.7 %
415,433   Aspen Technology, Inc. *                             $4,237,417
1,082,501 Cadence Design System, Inc. *                         7,945,557
132,752   Concur Technologies, Inc. * (b)                       5,278,220
265,900   Informatica Corp. *                                   6,004,022
177,201   Net 1 UEPS Technologies, Inc. *                       3,714,133
443,100   Nuance Communications, Inc. * (b)                     6,628,776
194,700   Quest Software, Inc. *                                3,280,695
131,600   Solera Holdings, Inc.                                 4,094,076
204,133   The Ultimate Software Group, Inc. * (b)               5,862,700
705,500   TIBCO Software, Inc. *                                6,695,195
406,200   TiVo, Inc. *                                          4,208,232
                                                               $57,949,023
          Data Processing & Outsourced Services - 0.6 %
71,900    Alliance Data Systems Corp. * (b)                    $4,391,652
          Home Entertainment Software - 0.3 %
79,217    Rosetta Stone, Inc. * (b)                            $1,818,822
          Internet Software & Services - 5.1 %
237,022   Dealertrack Holdings, Inc. * (b)                     $4,482,086
518,900   Dice Holdings, Inc. *                                 3,403,984
233,500   Omniture, Inc. *                                      5,006,240
292,708   Rackspace Hosting, Inc. * (b)                         4,993,598
415,300   Skillsoft Plc *                                       3,986,880
731,500   United Online, Inc.                                   5,881,260
126,700   VistaPrint NV * (b)                                   6,430,025
                                                               $34,184,073
          IT Consulting & Other Services - 1.7 %
250,600   Gartner Group, Inc. * (b)                            $4,578,462
876,700   Sapient Corp. * (b)                                   7,048,668
                                                               $11,627,130
          Systems Software - 1.6 %
242,300   Commvault Systems, Inc. *                            $5,027,725
325,804   DemandTec, Inc. *                                     2,876,849
261,307   Radiation Systems, Inc. *                             2,806,437
                                                               $10,711,011
          Total Software & Services                            $120,681,711
          Technology Hardware & Equipment - 3.0 %
          Communications Equipment - 2.6 %
230,200   Blue Coat Systems, Inc. *                            $5,200,218
925,600   Brocade Communications Systems, Inc. * (b)            7,275,216
553,550   Finisar Corp. *                                       5,358,364
                                                               $17,833,798
          Electronic Components - 0.4 %
94,800    Digital Theater Systems, Inc. * (b)                  $2,595,624
          Total Technology Hardware & Equipment                $20,429,422
          Semiconductors - 7.1 %
          Semiconductor Equipment - 1.6 %
263,500   MEMC Electronic Materials, Inc. *                    $4,382,005
228,000   Tessera Technologies, Inc. *                          6,358,920
                                                               $10,740,925
          Semiconductors - 5.5 %
1,446,400 Anadigics Inc. *                                     $6,812,544
188,600   Hittite Microwave Corp. *                             6,936,708
337,200   Maxim Integrated Products, Inc. (b)                   6,116,808
466,000   Microsemi Corp. *                                     7,358,140
548,800   ON Semiconductor Corp. *                              4,527,600
379,800   Skyworks Solutions, Inc. *                            5,028,552
                                                               $36,780,352
          Total Semiconductors                                 $47,521,277
          Telecommunication Services - 0.7 %
          Alternative Carriers - 0.7 %
541,400   Premiere Global Services, Inc. *                     $4,499,034
          Total Telecommunication Services                     $4,499,034
          Utilities - 0.8 %
          Independent Power Producer & Energy Traders - 0.8 %
123,600   Ormat Technologies, Inc. (b)                         $5,045,352
          Total Utilities                                      $5,045,352
          TOTAL COMMON STOCKS
          (Cost  $551,932,331)                                 $653,222,421

          EXCHANGE TRADED FUND - 1.5%
154,200   I Shares Russel 2000 Growth ETF (b)                  $10,087,764
          TOTAL EXCHANGE TRADED FUND
          (Cost $9,610,379)                                    $10,087,764

Principal
Amount    TEMPORARY CASH INVESTMENTS - 17.9%
          Securities Lending Collateral  - 17.9% (c)
          Certificates of Deposit:
5,828,647 Bank of Nova Scotia 0.25%, 11/17/09                  $5,828,647
6,152,460 BNP Paribas NY, 0.3%, 11/17/09                        6,152,460
3,885,765 Rabobank Nederland NY, 0.24%, 12/11/09                3,885,765
3,885,765 Societe Generale, 0.27%, 12/4/09                      3,885,765
3,885,765 Toronto Dominion, 0.23%, 12/16/09                     3,885,765
                                                               $23,638,402
          Commercial Paper:
6,473,874 BBVA London, 0.29%, 11/6/09                          $6,473,874
3,883,171 CBA Financial, 0.27%, 12/29/09                        3,883,171
3,883,336 HND AF, 0.30%, 12/15/09                               3,883,336
3,236,799 HSBC, 0.24%, 12/2/09                                  3,236,799
647,355   HSBC, 0.24%, 12/3/09                                   647,355
5,825,501 NABPP, 0.29%, 12/7/09                                 5,825,501
6,476,274 Cafco, 0.40%, 10/1/09                                 6,476,274
4,857,044 Char FD, 0.30%, 10/5/09                               4,857,044
1,618,754 Char FD, 0.28%, 10/26/09                              1,618,754
1,941,938 Ciesco, 0.33%, 11/23/09                               1,941,938
1,941,978 Ciesco, 0.25%, 12/7/09                                1,941,978
2,978,788 Fasco, 0.20%, 10/19/09                                2,978,788
3,237,454 Kithaw, 0.23%, 11/3/09                                3,237,454
4,078,766 Old LLC, 0.30%, 10/16/09                              4,078,766
2,592,713 Old LLC, 0.32%, 10/15/09                              2,592,713
3,236,604 Ranger, 0.24%, 12/11/09                               3,236,604
3,075,644 TB LLC, 0.20%, 10/5/09                                3,075,644
1,308,603 GE, 0.23%, 10/26/09                                   1,308,603
2,260,386 Santander U.S. Debt, 0.37%, 11/20/09                  2,260,386
                                                               $63,554,982
          Tri-party Repurchase Agreements:
18,781,195Deutsche Bank, 0.06%, 10/1/09                         18,781,195
8,559,951 Barclays Capital Markets, 0.01%, 10/1/09              8,559,951
                                                               $27,341,146
Shares
          Money Market Mutual Fund:
2,590,510 Dreyfus Preferred Money Market Fund                  $2,590,510
3,238,137 Fidelity Prime Money Market Fund                      3,238,135
                                                               $5,828,645
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $120,363,175)                                 $120,363,175

          TOTAL INVESTMENT IN SECURITIES - 116.0%
          (Cost  $681,905,885) (a)                             $783,673,360

          OTHER ASSETS AND LIABILITIES - (16.0)%             $(111,561,360)

          TOTAL NET ASSETS - 100.0%                           $672,112,000

*         Non-Income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal Income tax purposes of $685,310,902 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost           $111,833,707

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value            (13,471,249)

          Net unrealized gain                                  $98,362,458

(b)       At September 30, 2009, the following securities were out on loan:

Shares                          Security                          Value
217,700   Abiomed, Inc. *                                       2,113,867
27,700    Alexion Pharmaceuticals, Inc. *                       1,233,758
109,000   Allegiant Travel Co. *                                4,151,810
71,100    Alliance Data Systems Corp. *                         4,342,788
44,600    Alpha Natural Resources, Inc. *                       1,565,460
83,700    Advanced Magnetics, Inc. *                            3,656,016
84,500    American Italian Pasta Co. *                          2,296,710
48,100    American Public Education, Inc. *                     1,670,994
225,300   ArthroCare Corp. *                                    4,593,867
11,100    Assured Guaranty, Ltd.                                 215,562
234,300   BioMarin Pharmaceutical, Inc. *                       4,236,144
370,000   Brocade Communications Systems, Inc. *                2,908,200
1,607,800 Cardiome Pharma Corp. *                               6,961,774
168,100   Carrizo Oil & Gas, Inc. *                             4,116,769
2,700     Chiquita Brands International, Inc. *                   43,632
42,500    Concur Technologies, Inc. *                           1,689,800
52,000    Copart, Inc. *                                        1,726,920
16,300    CoStar Group, Inc. *                                   671,886
7,700     Dealertrack Holdings, Inc. *                           145,607
5,700     Digital Theater Systems, Inc. *                        156,066
176,700   Exterran Holdings, Inc. *                             4,194,858
265,200   Fuqi International, Inc. *                            7,765,056
66,500    Gamestop Corp. *                                      1,760,255
21,000    Gartner Group, Inc. *                                  383,670
150,000   Grand Canyon Education, Inc. *                        2,674,500
11,200    Gymboree Corp. *                                       541,856
61,600    IDEXX Laboratories, Inc. *                            3,080,000
337,200   Insulet Corp. *                                       3,786,756
90,300    Inverness Medical Innovations, Inc. *                 3,497,319
115,900   I Shares Russel 2000 Growth ETF                       7,592,609
64,600    Leapfrog Enterprises, Inc. *                           265,506
10,700    Maxim Integrated Products, Inc.                        194,098
602,800   MGIC Investment Corp. *                               4,466,748
44,800    Nuance Communications, Inc. *                          670,208
107,400   Ormat Technologies, Inc.                              4,384,068
336,000   Penson Worldwide, Inc. *                              3,272,640
9,000     Priceline.com, Inc. *                                 1,492,380
39,400    Psychiatric Solution, Inc. *                          1,054,344
202,400   Rackspace Hosting, Inc. *                             3,452,944
77,900    Rosetta Stone, Inc. *                                 1,788,584
51,600    Sandridge Energy, Inc. *                               668,736
236,400   Sapient Corp. *                                       1,900,656
20,000    SmartHeat, Inc. *                                      237,400
385,400   Smithfield Foods, Inc. *                              5,318,520
8,400     Thoratec Corp. *                                       254,268
147,900   Titanium Metals Corp.                                 1,418,361
50,000    Tutor Perini Corp. *                                  1,065,000
22,000    The Ultimate Software Group, Inc. *                    631,840
51,900    VistaPrint NV *                                       2,633,925
          Total                                                $118,944,735

(c)    Securities lending collateral is managed by Credit Suisse, New York
Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities
          Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                               Level 1     Level 2     Level 3     Total
Common Stocks               $653,222,421      $0         $0    $653,222,421
Exchange Traded Funds         10,087,764       0          0      10,087,764
Temporary Cash Investments     5,828,645   114,534,530    0     120,363,175
Total                       $669,138,830  $114,534,530   $0    $783,673,360

               Pioneer Tax Free Money Market Fund
               Schedule of Investments  9/30/09 (unaudited)

PrincipalFloating                                                   Value
Amount($)Rate (b)
               MUNICIPAL BONDS - 84.1 %
               Miscellaneous - 3.9 %
3,525,000      Henrico County Virginia, 5.0%, 12/1/09             $3,548,973

               Municipal Government - 7.3 %
4,100,000 0.32 Wake County North Carolina, Floating Rate Note, 4/1$4,100,000 2,485,000 0.33 Washington State Putters-Series, Floating Rate Note 2,485,000
                                                                  $6,585,000
               Municipal  Development - 1.7 %
1,500,000 0.30 Port Arthur Texas Naval District, Floating Rate Not$1,500,000
               Municipal  Education - 3.8 %
3,000,000 0.37 Illinois Financial Authority Revenue, Floating Rate$3,000,000
430,000   0.33 New Hampshire Health & Education, Floating Rate Not 430,000
                                                                  $3,430,000
               Municipal  Facilities - 2.5 %
2,225,000 0.27 Richland Washington Golf Enterprise Revenue, Floati$2,225,000
               Municipal  General - 12.1 %
1,500,000      City of Houston Texas 2.5%, 6/30/10                $1,523,370
2,000,000      Colorado State General Fund Revenue 2.0%, 6/25/10   2,022,695
1,500,000      Colorado Educational & Cultural Facilities Authorit 1,500,000
1,000,000      County of Harris Texas, 1.5%, 2/25/10               1,004,620
880,000        County of Loudoun Virginia 5.0%, 5/1/10             903,243
3,000,000      State of Texas, 2.5%, 8/31/10                       3,055,440
1,000,000      Wake County North Carolina, 3.5%, 10/15/09          1,000,679
                                                                  $11,010,047
               Municipal  Higher Education - 14.5 %
4,300,000 0.30 Athens-Clarke County Georgia, Floating Rate Note, 8$4,300,000
445,000   0.32 Charlottesville Virginia Industrial Development, Fl 445,000
250,000   0.37 Charlottesville Virginia Industrial Development, Fl 250,000
495,000   4.40 Kent County Delaware Student, Floating Rate Note, 7 495,000
3,000,000 0.31 Purdue University Industrial University Revenue, Fl 3,000,000
530,000   0.30 Syracuse New York Industrial Development Agency, Fl 530,000
560,000   0.30 Syracuse New York Industrial Development Agency, Fl 560,000
800,000   0.28 University of Minnesota, Floating Rate Note, 12/1/3 800,000
200,000   0.32 Virginia College Building Authority, Floating Rate  200,000
615,000        Virginia College Building Authority, 0.8%, 3/1/39   615,000
2,000,000 0.30 Wisconsin State Health & Educational Facility, Floa 2,000,000
                                                                  $13,195,000
               Municipal  Medical - 19.3 %
2,000,000 0.30 Charlotte-Mecklenburg Hospital Authority, Floating $2,000,000
2,285,000 0.35 Elmhurst Illinois, Floating Rate Note, 7/1/18       2,285,000
300,000   0.25 Loudoun County Virginia Industrial Development Auth 300,000
2,015,000 0.32 Maryland State Health & Higher Education, Floating 2,015,000 1,300,000 0.35 New Hampshire Health & Education, Floating Rate Not 1,300,000
250,000   0.32 North Carolina Medical Care Communities, Floating R 250,000
1,200,000 0.36 Nueces County Texas Health Facilities Development C 1,200,000 1,000,000 0.30 Oregon State Facilities Authority Revenue, Floating 1,000,000 1,195,000 0.30 University Hospitals & Clinics Authority, Floating 1,195,000 2,915,000 0.30 Washington State Health Care Facilities, Floating R 2,915,000 3,000,000 0.35 Weber County Utah Hospital Revenue, Floating Rate N 3,000,000
                                                                  $17,460,000
               Municipal  Pollution - 3.0 %
300,000        County of Salt Lake Utah, 1.25%, 12/30/09          $300,666
2,450,000 0.30 Hammond Indiana Pollution Center, Floating Rate Not 2,450,000
                                                                  $2,750,666
               Municipal  School District - 3.3 %
600,000        Hingham Massachusetts, 1.25%, 12/23/09             $601,248
2,400,000      Weston Massachusetts, 1.5%, 2/5/10                  2,407,890
                                                                  $3,009,138
               Municipal Transportation - 1.7 %
1,500,000 0.30 JP Morgan Chase Putter Series, 1.07%, 4/15/10      $1,500,000
               Municipal Utilities - 1.3 %
280,000        Chatom Industrial Development, 6.0%, 11/15/38      $280,000
870,000   0.25 Gainesville Florida Utilities, Floating Rate Note,  870,000
                                                                  $1,150,000
               Municipal Water - 9.8 %
4,800,000 0.32 Boston Massachusetts Water & Sewer Communities Reve$4,800,000
200,000   0.40 Columbia South Carolina Water, Floating Rate Note,  200,000
3,891,000 0.33 Texas Water Development Board, Floating Rate Note,  3,891,000
                                                                  $8,891,000
               TOTAL MUNICIPAL BONDS
               (Cost  $76,254,823)                                $76,254,824

               TEMPORARY CASH INVESTMENTS - 15.0 %
               Commercial Paper - 15.0 %
1,000,000      City of Jacksonville, 0.4%, 10/9/09                $1,000,000
1,000,000      City of Jacksonville, 0.4%, 12/3/09                 1,000,000
1,000,000      City of Jacksonville, 0.4%, 12/30/09                1,000,000
2,500,000      Ohio State University, 0.25%, 10/5/09               2,500,000
1,000,000      Texas Public Finance, 0.35%, 11/2/09                1,000,000
840,000        University of Minnesota, 0.4%, 10/6/09              840,000
635,000        University of Texas, 0.32%, 11/2/09                 635,000
1,985,000      University of Texas, 0.35%, 10/7/09                 1,985,000
1,000,000      Vanderbilt University, 0.32%, 12/2/09               1,000,000
2,000,000      Vanderbilt University, 0.32%, 12/1/09               2,000,000
655,000        Vanderbilt University, 0.32%, 10/1/09               655,000
                                                                  $13,615,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $13,615,000)                                $13,615,000
Shares
               MUTUAL FUND - 0.6 %
500,000        Blackrock Liquidity Funds MuniFund Portfolio       $500,000
               TOTAL MUTUAL FUND
               (Cost  $500,000)                                   $500,000

               TOTAL INVESTMENT IN SECURITIES
               (Cost  $90,369,824) (a)                          $90,369,824

               OTHER ASSETS AND LIABILITIES                       $295,782

               TOTAL NET ASSETS                                 $90,665,605

(a) At September 30, 2009, cost for federal income tax purposes was $90,369,824.

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

(c)          Securities lending collateral is managed by Credit Suisse, New
		York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical
		securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
			speeds,credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                           Level 1        Level 2       Level 3       Total
Municipal Bonds              $0         $76,254,824       $0    $76,254,824
Mutual Fund                500,000          0              0        500,000
Temporary Cash Investments   0           13,615,000        0     13,615,000
Total                     $500,000      $89,869,824       $0    $90,369,824

            Pioneer AMT-Free Municipal Fund
            Schedule of Investments  9/30/09 (unaudited)

Shares                                                                Value

            MUNICIPAL BONDS - 99.1 %
            Alabama - 1.3 %
5,000,000   Alabama Drinking Water Finance Authority, 4.0%, 8/15/28$4,647,950
3,000,000   Birmingham Alabama Waterworks & Sewer, 4.375%, 1/1/32   2,874,150
                                                                   $7,522,100
            Arizona - 3.4 %
6,300,000   Arizona Board Regents Certificates Partnerships, 4.0%, $5,664,582
6,000,000   Arizona Health Facilities Authority Revenue, 5.5%, 1/1/ 6,241,500
7,155,000   Maricopa County Arizona High School District, 3.5%, 7/1 7,064,990
                                                                   $18,971,072
            California - 26.1 %
4,000,000   Alameda Corridor Transportation Authority, 4.75%, 10/1/$4,040,320
3,500,000   Alameda County California Redevelopment Agency, 4.375%, 3,024,000
5,000,000   Anaheim California Public Financing Authority Lease, 4. 4,443,700
2,000,000   California Health Facilities Financing Authority, 5.0%, 1,884,160
2,000,000   California Health Facilities Financing Authority, 5.625 2,066,700
4,000,000   California Municipal Finance Agency, 5.25%, 2/1/37      3,864,600
19,000,000  California State, 4.25%, 8/1/33                         16,785,550
10,000,000  California Statewide, 5.75%, 7/1/47                     10,384,000
20,955,000  California Statewide Communities Development Authority, 17,047,102
4,000,000   California Statewide Communities Development Authority, 4,168,960
10,000,000  California Statewide Community, 5.25%, 11/15/48         9,878,100
9,000,000   Foothill/Eastern Corridor, 0.0 1/1/26                   4,698,090
2,100,000   Fresno Joint Powers Financing Authority Lease Revenue,  2,108,736
2,500,000   Inglewood California Redevelopment Agency Tax Allocatio 1,972,700
2,500,000   Los Angeles County Unified School District, 4.25%, 1/1/ 2,402,725
3,000,000   Long Beach California Finance Authority, 5.5%, 11/15/37 3,173,370
3,000,000   Los Angeles County California Certificates of Participa 2,916,630
3,000,000   Los Angeles County Sanitation Districts Financing Autho 2,875,710
4,000,000   Madera California Irrigation District Water Revenue, 5. 4,227,720
3,680,000   Madera California Public, 4.375%, 3/1/31                3,484,739
3,000,000   Modesto California Wastewater Revenue, 4.25%, 11/1/36   2,844,030
1,785,000   Oakland California Unified School District, 4.375%, 8/1 1,701,998
1,600,000   Oxnard California School District, 4.375%, 8/1/33       1,576,848
7,000,000   Pittsburg California Redevelopment Agency, 6.5%, 9/1/28 7,763,770
3,815,000   Pittsburg California Redevelopment Agency, 4.25%, 9/1/3 3,018,581
2,180,000   Pomona Unified School District, 6.55%, 8/1/29           2,661,235
2,095,000   Redding California Redevelopment, 4.5%, 9/1/26          1,791,686
1,500,000   Redding California Redevelopment, 5.0%, 9/1/36          1,320,780
3,000,000   Rialto California Redevelopment Agency Tax Allocation,  3,038,580
1,500,000   San Bernardino County California Certificates of Partic 1,500,165
2,500,000   San Francisco California City & County Apartments Commu 2,475,425
10,865,000  San Jose California Redevelopment Agency, 4.99%, 8/1/13 10,072,072
1,500,000   Santa Cruz County California, Redevelopment Agency Tax  1,630,005
                                                                   $146,842,787
            Colorado - 5.2 %
6,555,000   Colorado Springs Colorado Hospital Revenue, 6.375%, 12/$6,723,660
8,220,000   Colorado Water & Power Development Authority, 4.375%, 8 8,246,879
12,500,000  Public Authority For Colorado Energy, 6.5%, 11/15/38    14,086,125
                                                                   $29,056,664
            District of Columbia - 1.2 %
8,000,000   District of Columbia, 4.25%, 6/1/37                    $6,726,160
                                                                   $6,726,160
            Florida - 4.1 %
2,000,000   Brevard County Florida Health, 5.0%, 4/1/34            $1,813,900
2,500,000   County of Miami-Dade, 5.5%, 10/1/41                     2,621,725
8,000,000   Escambia County Florida Health Facilities, 5.25%, 11/15 8,256,560
1,000,000   Florida State Department Children & Families Certificat 1,054,530
1,000,000   Hillsborough County Florida, 5.25%, 10/1/24             1,008,970
7,500,000   Tallahassee Florida Health, 6.375%, 12/1/30             7,549,875
1,000,000   Village Center Community Development Florida, 5.0%, 11/  925,180
                                                                   $23,230,740
            Georgia - 0.9 %
5,000,000   Main Street Natural Gas, Inc., Georgia, 5.5%, 9/15/28  $4,994,000
                                                                   $4,994,000
            Idaho - 0.4 %
2,000,000   Idaho Housing & Finance Association, 5.65%, 7/1/26     $2,080,400
                                                                   $2,080,400
            Illinois - 5.2 %
9,000,000   Illinois Educational Facilities Authority, 6.25%, 5/1/3$10,303,380
2,000,000   Illinois Finance Authority, 6.0%, 8/15/25               2,104,760
10,000,000  Metropolitan Pier & Expo, 5.25%, 6/15/42                10,280,300
5,000,000   Metropolitan Pier & Expo, 7.0%, 7/1/26                  6,813,300
                                                                   $29,501,740
            Indiana - 4.6 %
2,000,000   Indiana Bond Bank, 5.5%, 2/1/29                        $2,187,660
5,000,000   Indiana Health & Educational Facilities Authority, 4.75 4,499,550
19,000,000  Indianapolis State Development Finance Authority, 5.6%, 19,004,750
                                                                   $25,691,960
            Kentucky - 0.1 %
435,000     Kentucky Economic Development Finance, 6.625%, 10/1/28 $ 446,571
                                                                   $ 446,571
            Louisiana - 0.9 %
5,000,000   Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41          $5,033,850
                                                                   $5,033,850
            Massachusetts - 4.7 %
14,675,000  Massachusetts State Housing Finance Agency, 5.4%, 12/1/$14,297,853
5,000,000   Massachusetts State Water Authority, 4.0%, 8/1/46       4,547,050
7,330,000   Massachusetts Water Pollution Abatement Revenue, 3.5%,  7,334,178
                                                                   $26,179,081
            Maryland - 1.2 %
2,000,000   Baltimore Maryland Project Revenue, 5.0%, 7/1/24       $2,391,900
2,000,000   Maryland Economic Development Corp., 6.2%, 1/9/22       2,266,840
2,000,000   Maryland State Economic Development, 5.875%, 6/1/43     2,036,080
                                                                   $6,694,820
            Michigan - 1.5 %
3,000,000   Detroit Michigan Water Supply Systems Revenue, 6.25%, 7$3,315,660
5,000,000   Michigan State Hospital Finance Authority, 5.5%, 11/15  5,215,350
                                                                   $8,531,010
            Montana - 0.5 %
2,785,000   Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/31$2,716,935
                                                                   $2,716,935
            North Carolina - 2.5 %
12,000,000  North Carolina Eastern Municipal Power, 6.0%, 1/1/22   $14,165,280
                                                                   $14,165,280
            North Dakota - 0.6 %
3,000,000   Grand Forks North Dakota Health Care Systems, 7.125%, 8$3,202,320
                                                                   $3,202,320
            New Jersey - 2.8 %
30,000,000  New Jersey Transportation, 0.0%, 12/15/27              $12,536,400
4,500,000   Tobacco Settlement Financing Corp. 5.0%, 6/1/41         3,395,790
                                                                   $15,932,190
            Nevada - 0.8 %
5,000,000   Reno Nevada Hospital Revenue, 5.25%, 6/1/41            $4,672,000
                                                                   $4,672,000
            New York - 3.8 %
2,000,000   Long Island Power Authority, 5.75%, 4/1/39             $2,221,800
10,000,000  New York City Municipal Finance Water & Sewer Systems R 9,703,700
1,295,000   New York State Dormitory Authority Revenue, 7.5%, 5/15/ 1,423,814
5,250,000   New York State Dormitory Authority Revenue, 7.5%, 5/15/ 6,195,105
1,500,000   Port Authority of NY & NJ, Ninety Third Series, 6.125%, 1,808,235
                                                                   $21,352,654
            Ohio - 0.8 %
5,000,000   Buckeye Tobacco Settlement, 5.75%, 6/1/34              $4,663,400
                                                                   $4,663,400
            Oklahoma - 1.1 %
5,590,000   McGee Creek Authority Water Revenue, 6.0%, 1/1/23      $6,103,330
                                                                   $6,103,330
            Pennsylvania - 4.2 %
10,000,000  Lehigh County Pennsylvania Industrial Development Autho$10,027,700
5,000,000   Northampton County Pennsylvania General Purpose Authori 4,764,600
6,000,000   Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37        5,924,640
3,000,000   Southeastern Pennsylvania Transportation Authority, 4.7 3,011,730
                                                                   $23,728,670
            Puerto Rico - 0.9 %
5,000,000   Puerto Rico Sales Tax Financing, 5.25%, 8/1/57         $5,201,450
                                                                   $5,201,450
            South Carolina - 3.6 %
15,000,000  Piedmont Municipal Power Agency, 5.25%, 1/1/21         $15,163,050
5,000,000   Scago Educational Facilities Corp. For School Project,  4,797,400
                                                                   $19,960,450
            Tennessee - 0.7 %
10,000,000  Sumner County Tennessee Health Educational, 5.5%, 11/1/$3,801,000
                                                                   $3,801,000
            Texas - 3.4 %
4,475,000   Crowley Texas Independent School District, 3.5%, 8/1/36$3,863,178
15,000,000  Dallas County Texas Utilities & Reclamation, 5.375%, 2/ 15,094,200
                                                                   $18,957,378
            Virginia - 2.9 %
9,490,000   Tobacco Settlement Financing Corp., 5.0%, 6/1/47       $7,430,765
7,500,000   Washington County Industrial, 7.75%, 7/1/38             8,710,050
                                                                   $16,140,815
            Washington - 8.8 %
5,755,000   Centralia Washington Electric Revenue, 4.25%, 12/1/26  $5,678,746
10,000,000  FYI Properties, 5.5%, 6/1/39                            10,859,700
10,850,000  King County Washington Housing Authority, 5.5%, 5/1/38  11,281,939
4,000,000   King County Washington Public Hospital, 5.25%, 12/1/37  4,272,360
2,939,000   Seattle, Washington Housing Authority, 6.6%, 8/20/38    3,012,387
6,290,000   Vancouver Washington Housing Authority, 5.65%, 3/1/31   5,305,361
3,450,000   Washington State Housing Finance, 5.45%, 12/1/33        3,660,002
5,000,000   Washington State Health Care Facilities, 5.25%, 10/1/33 5,382,950
                                                                   $49,453,445
            Wisconsin - 0.9 %
5,185,000   Wisconsin State Health & Educational Facilities Authori$5,192,726
                                                                   $5,192,726
            TOTAL MUNICIPAL BONDS
            (Cost  $533,317,828)                                   $556,746,998

            TOTAL INVESTMENT IN SECURITIES - 99.1%
            (Cost  $533,324,317) (a)                               $556,746,998

            OTHER ASSETS AND LIABILITIES - 0.9%                    $5,307,999

            TOTAL NET ASSETS - 100.0%                              $562,054,997

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $533,317,828 was as follows:

            Aggregate gross unrealized gain for all investments
            in which there is an excess of value over tax cost     $73,291,742

            Aggregate gross unrealized loss for all investments
            in which there is an excess of tax cost over value    (49,869,061)

            Net unrealized gain                                    $23,422,681

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                              Level 1      Level 2     Level 3    Total
Municipal Bonds                  $0     $556,746,998      $0   $556,746,998
Total                            $0     $556,746,998      $0   $556,746,998


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.